Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of operating segment
a)	Operating segments

	2019

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	6,260,779	1,269,761	(282,597)	1,845,246	(2,536,542)	(89,901)	205,967
Natura LATAM	2,742,467	379,921	(60,918)	48,087	(70,237)	(70,992)	225,861
Natura others	9,086	(46,199)	(14,010)	-	(202)	-	(60,411)
Aesop	1,303,050	350,437	(186,657)	9,337	(34,392)	(47,768)	90,957
The Body Shop	4,129,308	783,145	(573,234)	44,953	(105,890)	(41,812)	107,162
Corporate expenses (a)	-	(268,401)	-	8,161	(48,611)	(105,218)	(414,069)

Consolidated	14,444,690	2,468,664	(1,117,416)	1,955,784	(2,795,874)	(355,691)	155,467

	2018

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	6,022,207	1,184,932	(274,013)	1,915,511	(2,439,391)	(68,239)	318,800
Natura LATAM	2,415,717	327,493	(30,850)	13,885	(60,941)	(80,446)	169,141
Natura others	9,450	-31,931	(462)	-	-	-	(32,393)
Aesop	1,064,043	162,301	(67,019)	4,608	(2,243)	(36,005)	61,642
The Body Shop	3,886,002	305,848	(217,567)	122,417	(137,134)	24,971	98,535
Corporate expenses (a)	-	(102,039)	-	-	-	34,693	(67,346)

Consolidated	13,397,419	1,846,604	(589,911)	2,056,421	(2,639,709)	(125,026)	548,379

	2017

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	5,574,871	1,235,201	(243,276)	555,167	(955,266)	(187,935)	403,891
Natura LATAM	2,108,227	291,976	(25,628)	31,946	(30,408)	(47,338)	220,548
Natura others	6,608	(24,495)	(779)	-	-	-	(25,274)
Aesop	706,445	110,627	(47,966)	11	(1,888)	(47,240)	13,544
The Body Shop	1,456,557	228,557	(65,703)	17,268	(4,279)	(52,569)	123,274
Corporate expenses (a)	-	(99,873)	-	-	-	34,141	(65,732)

Consolidated	9,852,708	1,741,993	(383,352)	604,392	(991,841)	(300,941)	670,251

Summary of operating segments of assets and liabilities
a) Corporate expenses refer substantially to the expenses (i) related to the process of acquiring the control of Avon and the corporate restructuring of the Company during the fiscal year 2019; (ii) of some administrative departments that provide services to all Group companies; and (iii) with the Group’s Operational Committee (COG), which was established to support the Company’s development, to determine and allocate funds and to identify synergies among companies controlled by the Company. These expenses were not allocated to any operating segment.

	2019				2018

	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non- current assets	Total assets	Current liabilities	Non- current liabilities
Natura Brazil	4,181,261	7,618,551	2,207,944	8,119,890	3,566,311	7,450,648	2,888,073	7,651,400
Natura LATAM	349,698	1,592,912	774,521	105,423	247,131	1,190,735	636,845	16,934
Natura others	12,161	18,126	8,591	1,558	13,329	27,869	5,205	200
Aesop	1,035,432	1,442,214	274,539	592,531	413,775	768,771	235,033	81,023
The Body Shop	6,175,903	7,462,135	1,171,922	1,484,342	4,683,244	5,941,526	801,725	489,009
Corporate	-	3,050,574	3,080,906	-	-	-	-	-

	11,754,455	21,184,512	7,518,423	10,303,745	8,923,790	15,379,549	4,566,881	8,238,566

Summary of revenue and assets by geographical area wise
b)	Net revenue and Non-current assets by geographic region

	Net revenue	Net revenue	Net revenue	Non-current assets	Non-current assets
	2019	2018	2017	2019	2018
Asia	782,940	666,154	316,475	368,430	115,709
North America	1,750,957	919,826	857,361	981,673	272,296
South America	8,340,025	8,534,263	7,308,229	4,378,675	3,964,645
Brazil	6,324,227	6,082,896	5,624,295	4,197,258	3,704,613
Other	2,015,798	2,451,367	1,683,934	181,417	260,032
Europe	2,909,968	2,660,243	1,000,843	5,306,111	4,110,794
United Kingdom	2,115,385	1,877,475	664,858	4,678,139	3,885,666
Other	794,583	782,768	335,985	627,972	225,128
Oceania	660,800	616,933	369,800	719,566	460,346

	14,444,690	13,397,419	9,852,708	11,754,455	8,923,790